OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities
A summary of Other liabilities as of June 30, 2021 and December 31, 2020 is as follows:

	June 30, 2021	December 31, 2020
	(in millions)
Advances on buy-back agreements	$1,183	$1,355
Warranty and campaign programs	1,026	995
Marketing and sales incentive programs	1,480	1,324
Tax payables	813	654
Accrued expenses and deferred income	687	672
Accrued employee benefits	812	681
Lease liabilities	431	453
Legal reserves and other provisions	342	332
Contract reserve	407	389
Contract liabilities(1)	1,392	1,381
Restructuring reserve	64	76
Other	1,088	1,100
Total	$9,725	$9,412
(1)Contract liabilities include $722 million and $740 million at June 30, 2021 and December 31, 2020, respectively, for future rents related to buy-back agreements.

Summary of Basic Warranty and Accruals for Campaign Programs	A summary of recorded activity for the three and six months ended June 30, 2021 and 2020 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Balance at beginning of period	$997	$887	$995	$919
Current year additions	212	157	414	342
Claims paid	(188)	(152)	(352)	(322)
Currency translation adjustment and other	5	11	(31)	(36)
Balance at end of period	$1,026	$903	$1,026	$903